Equity - Schedule of Consolidation Elimination Adjustments (Detail) - CLP ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2019
Summary Statements of Financial Position
Accumulated non-controlling interest	$ 68,461	$ 69,087	$ 77,821	$ 94,445
Non controlling Interest [Member]
Summary Statements of Financial Position
Accumulated non-controlling interest	68,461		$ 77,821
Banco CorpBanca Colombia S.A [member] | Non controlling Interest [Member]
Summary Statements of Financial Position
Current assets	4,886,755	5,177,419
Current liabilities	(2,973,986)	(3,184,281)
Net current assets (liabilities)	1,912,769	1,993,138
Non-current assets	810,433	856,927
Non-current liabilities	(2,195,868)	(2,286,951)
Net non-current assets (liabilities)	(1,385,435)	(1,430,024)
Total net assets (liabilities)	527,334	563,114
Accumulated non-controlling interest	$ 68,068	$ 68,683